Note 11 - Long-term Debt (Details Textual) € in Millions																																																	1 Months Ended									6 Months Ended		12 Months Ended
	Jun. 20, 2023 USD ($)	May 30, 2023 USD ($)	May 25, 2023 USD ($)	Apr. 24, 2023 USD ($)	Mar. 23, 2023 USD ($)	Mar. 16, 2023 USD ($)	Jan. 11, 2023 USD ($)	Jan. 09, 2023 USD ($)	Jan. 04, 2023 USD ($)	Dec. 20, 2022 USD ($)	Dec. 19, 2022 USD ($)	Dec. 07, 2022 USD ($)	Dec. 05, 2022 USD ($)	Nov. 22, 2022 USD ($)	Nov. 21, 2022 USD ($)	Nov. 14, 2022 USD ($)	Oct. 13, 2022 USD ($)	Oct. 07, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 14, 2022 USD ($)	Jun. 29, 2022 USD ($)	Jun. 28, 2022 USD ($)	Jun. 23, 2022 USD ($)	Jun. 21, 2022 USD ($)	Jun. 17, 2022 USD ($)	May 11, 2022 USD ($)	Apr. 29, 2022 USD ($)	Apr. 28, 2022 USD ($)	Apr. 11, 2022 USD ($)	Mar. 08, 2022 USD ($)	Feb. 01, 2022 USD ($)	Jan. 31, 2022 USD ($)	Jan. 18, 2022 USD ($)	Jan. 07, 2022 USD ($)	Jan. 05, 2022 USD ($)	Dec. 21, 2021 USD ($)	Oct. 25, 2021 USD ($)	Oct. 12, 2021 USD ($)	Aug. 25, 2021 USD ($)	Aug. 12, 2021 USD ($)	Jun. 24, 2021 USD ($)	Jun. 10, 2021 USD ($)	Jun. 07, 2021 USD ($)	Jun. 04, 2021 USD ($)	Nov. 11, 2020 USD ($)	Feb. 18, 2020 USD ($)	Dec. 11, 2018 USD ($)	Nov. 30, 2018 USD ($)	Jan. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2021 USD ($)	Oct. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Aug. 31, 2021 USD ($)	Jul. 31, 2021 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2019 USD ($)	Jun. 19, 2023 USD ($)	May 26, 2023 USD ($)	Apr. 19, 2023 USD ($)	Dec. 15, 2022 USD ($)	Dec. 14, 2022 USD ($)	Nov. 17, 2022 USD ($)	Nov. 11, 2022 USD ($)	Sep. 29, 2022 USD ($)	Jul. 01, 2022 USD ($)	May 12, 2022 USD ($)	Apr. 21, 2022 USD ($)	Apr. 05, 2022 USD ($)	Jan. 26, 2022 USD ($)	Dec. 28, 2021 USD ($)	Dec. 24, 2021 USD ($)	Dec. 10, 2021 USD ($)	Sep. 10, 2021 USD ($)	Jul. 27, 2021 USD ($)	Jul. 16, 2021 USD ($)	Jul. 09, 2021 USD ($)	Jul. 08, 2021 USD ($)	Jun. 01, 2021 USD ($)	May 25, 2021 EUR (€)	Mar. 29, 2021 USD ($)	Mar. 24, 2021 USD ($)	Mar. 19, 2021 USD ($)	Mar. 18, 2021 USD ($)	Mar. 16, 2021 USD ($)	Jan. 27, 2021 USD ($)	Dec. 15, 2020 USD ($)	Nov. 10, 2020 USD ($)	May 29, 2020 USD ($)	Apr. 24, 2020 USD ($)	Feb. 13, 2020 USD ($)	Jul. 18, 2019 USD ($)	Jun. 28, 2019 USD ($)	Jun. 24, 2019 USD ($)	Jun. 18, 2019 USD ($)	Nov. 27, 2018 USD ($)	Jul. 17, 2018 USD ($)	Aug. 03, 2017 USD ($)	Aug. 01, 2017 USD ($)
Long-Term Debt, Gross																																																										$ 2,452,789,000		$ 2,607,534,000
Interest Expense																																																										73,954,000	$ 43,966,000
Other Long-Term Debt																																																										656,365,000		$ 678,930,000
Interest Expense, Debt																																																										$ 65,679,000	44,597,000
Minimum [Member]
Term Loan, Value Maintenance Clauses																																																												100.00%
Maximum [Member]
Term Loan, Value Maintenance Clauses																																																										130.00%
Hunting License Facility Agreement to Acquire Bernis, Verity, Dawn, Discovery, Clara, Serena, Parity, Taibo, Thunder, Equity, Curacao and Rose [Member]
Debt Instrument, Face Amount																																																																																$ 120,000,000
Long-Term Debt, Gross																																																										$ 0		$ 24,387,000
Proceeds from Issuance of Debt																																																						$ 30,150,000	$ 27,600,000	$ 28,050,000	$ 34,200,000
Repayments of Debt	$ 16,310,000					$ 6,985,000																												$ 51,885,000		$ 38,844,000
Hunting License Facility to Purchase Progress, Merida, Miner, Uruguay, Resource, Konstantinos, Cetus (ex. Charm), Titan I, Bermondi, Orion, Merchia and Damon [Member]
Debt Instrument, Face Amount																																																										58,896,000																					$ 125,000,000
Long-Term Debt, Gross																																																										58,896,000		67,882,000
Proceeds from Issuance of Debt																																																			$ 13,374,000	$ 14,100,000	$ 33,645,000	7,347,000	$ 32,430,000	18,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																										36,215,500
Repayments of Debt					$ 5,226,000																						$ 38,020,000
Hunting License Facility Agreement for Dry Bulk Vessels [Member]
Debt Instrument, Face Amount																																																																														$ 150,000,000
Long-Term Debt, Gross																																																										0		0
Hunting License Facility Agreement for Pythias, Egyptian Mike, Phoenix, Belstar (tbr Oracle), Universal Bremen (tbr Libra) [Member]
Debt Instrument, Face Amount																																																										49,469,000																	$ 100,000,000
Long-Term Debt, Gross																																																										0		$ 52,361,000
Proceeds from Issuance of Debt																																																			$ 56,700,000
Five Pre- and Post-delivery Financial Agreements [Member]
Interest Expense																																																										8,566,000	8,943,000
Financial Arrangement, Share Purchase Agreement [Member]
Repayments of Long-Term Debt																									$ 77,435,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																										32,022,000
Interest Expense																																																										6,384,000	8,587,000
Financing Arrangements [Member]
Other Long-Term Debt																																																										$ 656,365,000
Term Loan and Other Financing Arrangements [Member]
Long-Term Debt, Weighted Average Interest Rate, at Point in Time																																																										4.80%		4.90%
Term Loan and Other Financing Arrangements [Member] | Minimum [Member]
Debt Instrument, Interest Rate During Period																																																										2.64%		2.99%
Term Loan and Other Financing Arrangements [Member] | Maximum [Member]
Debt Instrument, Interest Rate During Period																																																										8.84%		7.47%
Loans Payable [Member]
Long-Term Debt, Gross																																																										$ 1,687,764,000		$ 1,821,944,000
Loans Payable [Member] | Venetiko [Member]
Repayments of Debt																																								$ 7,395,100
Loans Payable [Member] | ZIM Shanghai [Member]
Repayments of Debt																																						$ 6,531,000
Loans Payable [Member] | ZIM New York [Member]
Repayments of Debt																																					$ 6,136,000
Loans Payable [Member] | Sealand Illinois [Member]
Repayments of Debt																		$ 6,492,000
Loans Payable [Member] | Nerida Shipping Company Term Loan [Member]
Debt Agreement, Maximum Borrowing Capacity																																																																																																							$ 17,625,000
Debt Instrument, Face Amount																																																																																																						$ 17,625,000
Long-Term Debt, Gross																																																										0		0										$ 9,075,000
Loans Payable [Member] | Loan Agreement to Partially Finance the Acquisition of Megalopolis and Marathopolis [Member]
Debt Instrument, Face Amount																																																																																																					$ 48,000,000
Long-Term Debt, Gross																																																										0		34,400,000
Repayments of Long-Term Debt								$ 34,400,000
Loans Payable [Member] | Costamare Inc. 4 [Member]
Debt Instrument, Face Amount																																																																																																				$ 55,000,000
Long-Term Debt, Gross																																																										0		0
Repayments of Long-Term Debt																				$ 5,946,000
Debt Instrument, Prepaid Payment on Principal																							$ 21,242,000																																						$ 10,615,000
Proceeds from Issuance of Long-term Debt, Total																																													$ 5,803,000
Loans Payable [Member] | Costamare Inc. 4 [Member] | Tranche A [Member]
Proceeds from Issuance of Debt																																																$ 28,000,000
Loans Payable [Member] | Costamare Inc. 4 [Member] | Tranche B [Member]
Proceeds from Issuance of Debt																																															$ 27,000,000
Loans Payable [Member] | Bastian Shipping Co and Cadence Shipping Co Loan Agreement [Member]
Debt Instrument, Face Amount																																																																																																			$ 136,000,000
Long-Term Debt, Gross																																																										0		82,800,000
Repayments of Long-Term Debt									$ 82,800,000
Loans Payable [Member] | Adele Shipping Co Loan Agreement [Member]
Debt Instrument, Face Amount																																																																																																		$ 68,000,000
Long-Term Debt, Gross																																																										0		48,500,000
Repayments of Long-Term Debt								$ 48,500,000
Loans Payable [Member] | Costamare Inc. 5 [Member]
Debt Instrument, Face Amount																																																																																																	$ 150,000,000
Long-Term Debt, Gross																																																										0		112,430,000
Repayments of Long-Term Debt							$ 112,430,000
Loans Payable [Member] | Loan Agreement to Partially Refinance Term Loan [Member]
Debt Instrument, Face Amount																																																																																																$ 94,000,000
Long-Term Debt, Gross																																																										0		0
Repayments of Long-Term Debt																$ 64,852,000
Loans Payable [Member] | Loan Agreement to Purchase Volans, Vulpecula, Vela and JPO Virgo [Member]
Debt Instrument, Face Amount																																																																																															$ 30,000,000
Long-Term Debt, Gross																																																										0		0
Repayments of Long-Term Debt																																$ 24,554,000
Proceeds from Issuance of Long-term Debt, Total																																														$ 30,000,000
Loans Payable [Member] | Capetanissa Maritime Corporation et al. [Member]
Debt Instrument, Face Amount																																																																																														$ 70,000,000
Long-Term Debt, Gross																																																										0		15,671,000
Repayments of Long-Term Debt		$ 14,186,000										$ 8,503,000					$ 8,264,000					$ 13,964,000								$ 3,062,000
Loans Payable [Member] | Loan Agreement to Refinance Costamare Inc. 3 [Member]
Debt Instrument, Face Amount																																																																																													$ 70,000,000
Long-Term Debt, Gross																																																										0		6,928,000
Repayments of Long-Term Debt				$ 6,663,000									$ 6,927,600											$ 35,885,000
Loans Payable [Member] | Kelsen Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																																																											$ 8,100,000
Long-Term Debt, Gross																																																										0		0
Repayments of Long-Term Debt											$ 2,025,000
Loans Payable [Member] | Uriza Shipping Co. Term Loan 2 [Member]
Debt Instrument, Face Amount																																																																																												$ 20,000,000
Long-Term Debt, Gross																																																										0		0
Repayments of Long-Term Debt																					$ 16,100,000
Loans Payable [Member] | Berg Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																																																										$ 12,500,000
Long-Term Debt, Gross																																																										0		10,540,000
Repayments of Long-Term Debt		9,980,000
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co Second Term Loan [Member]
Debt Instrument, Face Amount																																																																																									$ 18,500,000
Long-Term Debt, Gross																																																										0		0
Repayments of Long-Term Debt																			$ 11,300,000
Loans Payable [Member] | Evantone Shipping Co. and Fortrose Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																																																								$ 23,000,000
Long-Term Debt, Gross																																																										0		17,750,000
Repayments of Long-Term Debt									$ 17,750,000
Loans Payable [Member] | Ainsley Maritime Co. and Ambrose Maritime Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																																																							$ 150,000,000
Long-Term Debt, Gross																																																										125,893,000		131,250,000
Loans Payable [Member] | Ainsley Maritime Co. and Ambrose Maritime Co. Loan Agreement Each Tranche [Member]
Debt Instrument, Face Amount																																																										62,946,400
Debt Instrument, Periodic Payment, Total																																																										1,339,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																										21,428,600
Loans Payable [Member] | Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																																																						$ 147,000,000
Long-Term Debt, Gross																																																										121,558,000		127,212,000
Loans Payable [Member] | Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement, Tranche A [Member]
Debt Instrument, Face Amount																																																										60,779,000
Debt Instrument, Periodic Payment, Total																																																										1,413,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																										28,269,200
Loans Payable [Member] | Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement, Tranche B [Member]
Debt Instrument, Face Amount																																																										60,779,000
Debt Instrument, Periodic Payment, Total																																																										1,413,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																										28,269,200
Loans Payable [Member] | Kemp Maritime Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																										61,375,000																											$ 75,000,000
Long-Term Debt, Gross																																																										61,375,000		64,300,000
Debt Instrument, Periodic Payment, Total																																																										1,425,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																										28,600,000
Loans Payable [Member] | Vernes Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																																																					$ 14,000,000
Long-Term Debt, Gross																																																										0		0
Repayments of Long-Term Debt																								$ 12,200,000
Loans Payable [Member] | Loan Agreement with 11 Companies [Member]
Debt Instrument, Face Amount																																																																																			$ 158,105,000
Long-Term Debt, Gross																																																										58,996,000		66,974,000
Loans Payable [Member] | Loan Agreement with 11 Companies, Refinancing Tranche [Member]
Debt Instrument, Face Amount																																																										12,996,000
Proceeds from Issuance of Long-term Debt, Total																																												$ 50,105,000
Debt Instrument, Periodic Payment, Total																																																										989,200
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																										136,500
Loans Payable [Member] | Loan Agreement with 11 Companies, Tranche C [Member]
Repayments of Long-Term Debt																															$ 34,730,000
Proceeds from Issuance of Long-term Debt, Total																																												$ 38,000,000
Loans Payable [Member] | Loan Agreement with 11 Companies, Tranche A [Member]
Debt Instrument, Face Amount																																																										23,000,000
Proceeds from Issuance of Long-term Debt, Total																																											$ 35,000,000
Debt Instrument, Periodic Payment, Total																																																										1,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																										2,000,000
Loans Payable [Member] | Loan Agreement with 11 Companies, Tranche B [Member]
Debt Instrument, Face Amount																																																										23,000,000
Proceeds from Issuance of Long-term Debt, Total																																									$ 35,000,000
Debt Instrument, Periodic Payment, Total																																																										1,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																										2,000,000
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																											$ 79,000,000
Long-Term Debt, Gross																																																										0		65,043,000
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement, Tranche A [Member]
Proceeds from Issuance of Long-term Debt, Total																																										$ 22,500,000
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement, Tranche C [Member]
Proceeds from Issuance of Long-term Debt, Total																																							$ 22,500,000
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement, Tranche D [Member]
Repayments of Long-Term Debt				61,895,000
Proceeds from Issuance of Long-term Debt, Total																																	$ 11,500,000
Loans Payable [Member] | Acquisition of Pegasus, Eracle, Peace, Sauvan, Pride, Acuity, Comity and Athena [Member]
Debt Instrument, Face Amount																																																										38,192,000																								$ 62,500,000
Long-Term Debt, Gross																																																										38,192,000		49,095,000
Repayments of Long-Term Debt			$ 5,475,000
Proceeds from Issuance of Debt																																																						5,963,800		7,300,000	49,236,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																										15,598,800
Loans Payable [Member] | Acquisition of Builder, Adventure, Manzanillo, Alliance, Seabird, Aeolian, Farmer and Greneta [Member]
Debt Instrument, Face Amount																																																																																	$ 81,500,000
Long-Term Debt, Gross																																																										0		0
Repayments of Long-Term Debt										$ 62,788,000					$ 10,220,000
Proceeds from Issuance of Debt																																																				$ 11,150,000		$ 13,250,000		$ 12,480,000	$ 44,620,000
Loans Payable [Member] | Refinance Term Loans for Equity, Thunder, Rose and Clara [Member]
Debt Instrument, Face Amount																																																																													$ 43,500,000
Long-Term Debt, Gross																																																										0		0
Repayments of Long-Term Debt										9,390,000					$ 19,562,500											$ 10,645,000
Loans Payable [Member] | Refinance Term Loan for Bernis, Verity, Dawn, Discovery and Parity [Member]
Debt Instrument, Face Amount																																																										44,790,000																		$ 55,000,000
Long-Term Debt, Gross																																																										44,790,000		47,884,000
Proceeds from Issuance of Debt																																			$ 52,525,000
Debt Instrument, Periodic Payment, Total																																																										1,547,100
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																										21,583,000
Loans Payable [Member] | Refinance Term Loan to Vulpecula, Volans, Virgo and Vela and Tranche C of 11 Companies Term Loan [Member]
Debt Instrument, Face Amount																																																										49,500,000																$ 85,000,000
Long-Term Debt, Gross																																																										49,500,000		62,500,000
Proceeds from Issuance of Debt																																$ 85,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																												19,000,000
Loans Payable [Member] | Hunting License Loan Agreement with 15 Companies [Member]
Debt Instrument, Face Amount																																																																									$ 120,000,000
Long-Term Debt, Gross																																																										0		0
Repayments of Long-Term Debt										10,125,000
Proceeds from Issuance of Debt																													$ 10,800,000
Loans Payable [Member] | Refinance Term Loan for Merida, Bermondi, Titan I and Uruguay [Member]
Debt Instrument, Face Amount																																																										26,900,000														$ 40,500,000
Long-Term Debt, Gross																																																										26,900,000		33,700,000
Proceeds from Issuance of Debt																												$ 40,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																										10,940,000
Loans Payable [Member] | Refinance Term Loans of 17 Companies [Member]
Debt Instrument, Face Amount																																																										417,904,000													$ 500,000,000
Long-Term Debt, Gross																																																										417,904,000		458,952,000
Proceeds from Issuance of Debt																																																		$ 500,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																										89,523,800
Loans Payable [Member] | Refinance Term Loan for Reddick Shipping and Verandi Shipping [Member]
Debt Instrument, Face Amount																																																										38,500,000											$ 46,000,000
Long-Term Debt, Gross																																																										38,500,000		43,500,000
Proceeds from Issuance of Debt																			$ 46,000,000
Loans Payable [Member] | Refinance Term Loan for Quentin Shipping and Sander Shipping [Member]
Debt Instrument, Face Amount																																																										39,906,200										$ 85,000,000
Long-Term Debt, Gross																																																										79,812,000		85,000,000
Proceeds from Issuance of Debt																$ 85,000,000
Debt Instrument, Periodic Payment, Total																																																										1,296,900
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																										1,000,000
Loans Payable [Member] | Refinance Term Loan for Greneta Marine Corp, Merle Marine Corp and Gassin Marine Corp [Member]
Debt Instrument, Face Amount																																																										28,023,000									$ 30,000,000
Long-Term Debt, Gross																																																										28,023,000		30,000,000
Proceeds from Issuance of Debt														$ 30,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																										6,273,800
Loans Payable [Member] | Refinance Term Loan for Ten Companies [Member]
Debt Instrument, Face Amount																																																										292,450,000								$ 322,830,000
Long-Term Debt, Gross																																																										292,450,000		0
Repayments of Long-Term Debt																																																	$ 322,830,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																										16,800,000
Loans Payable [Member] | Secured Floating Interest Rate Loan Agreement With Thirteen Companies [Member]
Debt Instrument, Face Amount																																																										78,679,000							$ 120,000,000
Long-Term Debt, Gross																																																										78,679,000		82,885,000
Proceeds from Issuance of Debt										$ 82,885,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																										33,085,700
Loans Payable [Member] | NML Loan Agreement [Member]
Long-Term Debt, Gross																																																										7,350,000		0
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																										900,000
Loans Payable [Member] | Alford Shipping Co., Finney Shipping Co., Kalamata Shipping Corporation, Nisbet Shipping Co. and Novara Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																																$ 72,000,000
Long-Term Debt, Gross																																																										69,000,000		0
Proceeds from Issuance of Long-term Debt, Total				$ 69,000,000
Debt Instrument, Periodic Payment, Total																																																										2,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																										9,000,000
Loans Payable [Member] | Capetanissa Maritime Corporation and Berg Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																															$ 25,548,000
Proceeds from Issuance of Long-term Debt, Total		$ 24,167,000
Loans Payable [Member] | Capetanissa Maritime Corporation and Berg Shipping Co. Tranche A [Member]
Debt Instrument, Face Amount																																																										14,187,000
Long-Term Debt, Gross																																																										24,167,000		0
Debt Instrument, Periodic Payment, Total																																																										513,200
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																										3,923,000
Loans Payable [Member] | Capetanissa Maritime Corporation and Berg Shipping Co. Tranche B [Member]
Long-Term Debt, Gross																																																										9,980,000
Debt Instrument, Periodic Payment, Total																																																										361,800
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																										2,744,000
Loans Payable [Member] | Loans Agreement With 15 Companies [Member]
Debt Instrument, Face Amount																																																														$ 150,000,000
Long-Term Debt, Gross																																																										65,779,000		0
Proceeds from Issuance of Long-term Debt, Total	$ 65,779,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																										36,172,000
Unsecured Debt [Member]
Long-Term Debt, Gross																																																										108,660,000		$ 106,660,000
Unsecured Debt [Member] | The Bond [Member]
Debt Instrument, Face Amount | €																																																																																				€ 100
Long-Term Debt, Gross																																																										108,660,000
Interest Expense																																																										$ 1,470,000	$ 1,469,000
Debt Instrument, Interest Rate, Stated Percentage																																																																																				2.70%
Debt Instrument, Early Redemption Requirement, Minimum Prepayment by Issuer | €																																																																																				€ 10
Debt Instrument, Early Redemption Requirement, Minimum Nominal Value of After Prepayment | €																																																																																				€ 50
Unsecured Debt [Member] | The Bond [Member] | The Fifth or Sixth Coupon Payment Date [Member]
Debt Instrument, Redemption, Premium Percentage																																																																																				1.50%
Unsecured Debt [Member] | The Bond [Member] | The Seventh or Eighth Coupon Payment Date [Member]
Debt Instrument, Redemption, Premium Percentage																																																																																				0.50%
Unsecured Debt [Member] | The Bond [Member] | The Ninth Coupon Payment Date [Member]
Debt Instrument, Redemption, Premium Percentage																																																																																				0.00%